SCHEDULE OF COMPONENTS OF INCOME/(LOSS) BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Local – United States	$ (706,659)	$ (735,159)
(Loss) income before income tax	(2,387,613)	516,347
MALAYSIA
Foreign	(1,064,314)	1,070,806
HONG KONG
Foreign	$ (616,640)	$ 180,700